Rental Expense and Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Rental Expense and Lease Commitments
Lease Commitments

($ in millions)

	2012	2013	2014	2015	2016	Beyond 2016
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,562	$1,324	$1,000	$689	$443	$613
Vacant space	$29	$10	$9	$7	$3	$1
Sublease income commitments	$29	$14	$9	$5	$4	$8
Capital lease commitments	$19	$28	$13	$14	$7	$5